Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

	December 31
	2024	2025
	US$	US$
Wages and bonus	45,478	65,718
Dividends	51,365	51,298
License fees and royalties	9,739	12,801
Research and development payable	10,733	14,996
Fixture	1,450	3,558
Lease liabilities – current portion	2,528	2,586
Equipment	2,308	4,218
Professional fees	11,316	6,484
Contract liabilities	5,032	82,117
Construction payment due	2,373	6,610
Others	20,334	25,954

	162,656	276,340